INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2019
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	79,104	95,496	113,007	1,433.2
Intersegment revenues	3,295	5,525	8,827	111.9
Depreciation and amortization	(9,781)	(10,064)	(12,113)	(153.6)
Adjusted operating income	28,185	38,444	45,416	576.0
Taxi:
Revenues from external customers	4,891	19,213	38,045	482.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(46)	(745)	(967)	(12.3)
Adjusted operating income	(8,009)	(4,530)	542	6.9
Classifieds:
Revenues from external customers	2,060	3,717	5,390	68.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(53)	(67)	(27)	(0.3)
Adjusted operating income	74	(205)	297	3.8
Media Services:
Revenues from external customers	1,187	1,909	3,867	49.0
Intersegment revenues	—	—	—	—
Depreciation and amortization	(99)	(71)	(94)	(1.2)
Adjusted operating income	(507)	(845)	(2,259)	(28.6)
Other Bets and Experiments:
Revenues from external customers	1,844	5,625	15,082	191.3
Intersegment revenues	—	—	—	—
Depreciation and amortization	(1,122)	(1,037)	(1,376)	(17.5)
Adjusted operating income	(3,278)	(4,146)	(6,581)	(83.5)
E-commerce:
Revenues from external customers	4,968	1,697	—	—
Intersegment revenues	—	—	—	—
Depreciation and amortization	(54)	(11)	—	—
Adjusted operating income	1,556	(273)	—	—
Eliminations:
Revenues from external customers	—	—	—	-
Intersegment revenues	(3,295)	(5,525)	(8,827)	(111.9)
Depreciation and amortization	(84)	(142)	(200)	(2.5)
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	94,054	127,657	175,391	2,224.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(11,239)	(12,137)	(14,777)	(187.4)
Adjusted operating income	18,021	28,445	37,415	474.6

Schedule of reconciliation between adjusted operating income and net income

	2017	2018	2019	2019
	RUB	RUB	RUB	$

Adjusted operating income	18,021	28,445	37,415	474.6
Less: share-based compensation expense	(4,193)	(6,552)	(9,855)	(125.0)
Add: interest income	2,909	3,382	3,315	42.0
Less: interest expense	(897)	(945)	(74)	(0.9)
Less: other (loss)/income, net	(757)	936	(5,086)	(64.5)
Add: effect of Yandex.Market deconsolidation	—	28,244	—	—
Less: operating losses resulting from sanctions in Ukraine	(404)	—	—	—
Less: amortization of acquisition-related intangible assets	(379)	(1,007)	(1,179)	(15.0)
Less: compensation expense related to contingent consideration	(203)	(44)	(38)	(0.5)
Less: one-off restructuring cost	—	—	(881)	(11.1)
Less: goodwill impairment	—	—	(762)	(9.7)
Less: income tax expense	(5,016)	(8,201)	(11,656)	(147.9)
Net income	9,081	44,258	11,199	142.0

Schedule of components of revenues

The Company’s revenues consist of the following:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	65,149	78,696	96,258	1,220.8
Yandex ad network websites	22,251	24,041	25,480	323.1
Total online advertising revenues	87,400	102,737	121,738	1,543.9
Revenues of Taxi business	4,891	19,213	37,931	481.1
Other revenues	1,763	5,707	15,722	199.4
Total revenues	94,054	127,657	175,391	2,224.4
(1)	The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Schedule of revenues by geographic area

Revenues disaggregated by geography, based on the billing address of the customer, consist of the following:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Revenues:
Russia	87,470	118,128	162,958	2,066.7
Rest of the world	6,584	9,529	12,433	157.7
Total revenues	94,054	127,657	175,391	2,224.4

The following table sets forth long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Long-lived assets:
Russia	44,541	117,602	131,267	1,664.8
Finland	6,802	5,946	5,668	71.9
Rest of the world	805	1,070	1,135	14.4
Total long-lived assets	52,148	124,618	138,070	1,751.1

Schedule of long lived assets by geographic area

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Revenues:
Russia	87,470	118,128	162,958	2,066.7
Rest of the world	6,584	9,529	12,433	157.7
Total revenues	94,054	127,657	175,391	2,224.4